Loss per share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Loss per share
14.	Loss per share
The following summarizes basic and diluted loss per share for the period:

In thousands of USD, except per share data	For the six-months ended June 30,
	2022	2021
Net loss attributable to ordinary shareholders	(30,426)	(45,118)
Weighted average number of ordinary shares issued and outstanding	35,555,929	19,977,608

Basic and diluted loss per share (in USD)	(0.86)	(2.26)

For the
six-months
ended June 30, 2022, and 2021, basic loss per share was calculated based on the weighted average number of ordinary shares issued and outstanding and excluded non-vested
shares granted in connection with the share-based payments (Note 13). Such shares are included in the weighted average number of ordinary shares as entitlement to them vests (conditional on continued employment and in the case of the RSUs, the occurrence of a liquidity event). As of June 30, 2022, the Group had 805,106 granted but not vested ordinary shares granted in connection with share-based payments (June 30, 2021: 1,957,032 granted but not vested ordinary shares). As of June 30, 2022, the Group had 9,989 RSUs not issued but vested in connection with share-based payments (June 30, 2021: 23,261 RSUs not issued but vested in connection with share-based payments), these RSUs have been included in the determination of basic and diluted loss per share.
Contingently issuable shares per terms of the anti-dilution protection granted to the Company’s issued warrants, were not evaluated for their dilutive effect, as the conditions for their conversion were not met as of June 30, 2022, and thus, were not included in diluted earnings per share.
As the Group did not generate any profits for the
six-months
ended June 30, 2022, and 2021 the effect of
non-vested
shares (Note 13.1),
non-vested
share options (Note 13.2), and
non-vested
RSUs (Note 13.3) and warrants (Note 18) is anti-dilutive.